Short-term Loans (Details) $ in Millions		12 Months Ended
	Aug. 09, 2018 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Short-term Loan
Weighted average interest rate for the outstanding short-term loans (as a percent)		4.36%	0.79%
Syndicated facility agreement
Short-term Loan
Short-term loan, maturity term	3 years
Aggregate amount of facilities agreement	$ 500.0
Number of mandated lead arrangers and bookrunners | item	4
Basis points	0.95%
Commitment fee	0.20%
Uncommitted loan credit facilities
Short-term Loan
Credit facilities not utilized		$ 2,084.7
Guarantee agreements
Short-term Loan
Credit facilities not utilized		461.0
Unutilized amount of credit facilities taken by its subsidiaries		$ 2,575.0
Equal to or more than
Short-term Loan
Short-term loan, maturity term		7 days	7 days
Short-term loan, fixed interest rate (as a percent)		0.65%	0.65%
Less than
Short-term Loan
Short-term loan, maturity term		1 year	1 year
Short-term loan, fixed interest rate (as a percent)		5.13%	5.13%